Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Asset Retirement Obligations [abstract]
Summary of Asset Retirement Obligations

	Turkey	Canada	Greece	Romania	Brazil	Total

At January 1, 2019	$36,479	$12,215	$40,069	$1,364	$4,016	$94,143
Accretion during the year	981	316	1,090	39	106	2,532
Revisions to estimate	2,330	107	3,704	130	—	6,271
Settlements	(594)	—	(2,213)	—	—	(2,807)
Reclassified to liabilities associated with assets held for sale	—	—	—	—	(4,122)	(4,122)
At December 31, 2019	39,196	12,638	42,650	1,533	—	96,017
Less: Current portion	—	—	(1,782)	—	—	(1,782)
Long term portion	$39,196	$12,638	$40,868	$1,533	$—	$94,235

Estimated undiscounted amount	$48,064	$14,998	$56,467	$2,287	$4,416	$126,232

	Turkey	Canada	Greece	Romania	Brazil	Total

At January 1, 2018	$37,321	$9,453	$47,461	$1,405	$4,044	$99,684
Accretion during the year	896	—	1,035	36	71	2,038
Revisions to estimate	(1,117)	2,762	(3,512)	(77)	(99)	(2,043)
Settlements	(621)	—	(4,915)	—	—	(5,536)
At December 31, 2018	36,479	12,215	40,069	1,364	4,016	94,143
Less: Current portion	—	—	(824)	—	—	(824)
Long term portion	$36,479	$12,215	$39,245	$1,364	$4,016	$93,319

Estimated undiscounted amount	$48,454	$14,989	$65,274	$2,335	$4,121	$135,173

Summary of Present Value of Estimated Future Net Cash Outflows

	Turkey	Canada	Greece	Romania	Brazil
	%	%	%	%	%
At December 31, 2019
Inflation rate	1.8	1.8	1.7 to 1.9	1.9	1.6
Discount rate	1.9	1.9	1.7 to 2.3	2.3	1.6

At December 31, 2018
Inflation rate	2.2 to 2.3	2.2 to 2.3	2.2 to 2.3	2.2 to 2.3	2.2 to 2.3
Discount rate	2.7	2.7	2.5 to 2.9	2.9	2.6